Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
UK
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	3.71%	0.95%
Weighted average risk discount rate	3.71%	0.95%
Expense inflation	3.70%	3.80%
France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	2.80%	0.69%
Weighted average risk discount rate	4.44%	1.55%
Expense inflation	4.26%	1.80%
Risk margin	£ 83	£ 156